Long-term Debt - Schedule of Future Annual Payments of Long-term Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2016		$ 5,100
Remainder of 2016	$ 3,825
2017	5,100	5,100
2018	5,100	5,100
2019	5,100	5,100
2020	5,100	5,100
Thereafter	466,775	466,775
Total	$ 491,000	$ 492,275	$ 387,075